Prepaid Expense (Tables)	6 Months Ended
Jun. 30, 2023
Prepaid Expense [Abstract]
Schedule of Prepaid Expense	Prepaid expense as of June 30, 2023 and December 31, 2022 are summarized as below:
	June 30, 2023	December 31, 2022
Advancement to suppliers for inventory	€884,768	€632,185
Advancement for PP&E under construction	11,258	26,727
Conference	2,995	61,036
Security deposits and others	15,957	15,658
	€914,978	€735,606